General And Administrative Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
General And Administrative Expenses
9.	GENERAL AND ADMINISTRATIVE EXPENSES

	2022	2021	2020
Depreciation and amortization	6,043	2,607	1,273
Employee-related cost	5,702	3,416	1,600
Share-based compensation expense	5,699	3,927	358
Professional services	581	678	212
Insurance	179	286	—
Other general and administrative expenses	1,543	972	286

	19,747	11,886	3,729